Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000240309
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class A Shares
Trading Symbol	FIHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 7,158,431,562
Holdings Count | Holding	551
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,158,431,562 Number of Investments551 Portfolio Turnover6%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	3.7%
Building Materials	4.0%
Packaging	4.1%
Gaming	4.5%
Midstream	4.6%
Health Care	4.9%
Automotive	5.1%
Cable Satellite	6.3%
Insurance - P&C	8.7%
Technology	12.5%

Material Fund Change [Text Block]
C000240310
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class C Shares
Trading Symbol	FIHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$76	1.53%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%
AssetsNet	$ 7,158,431,562
Holdings Count | Holding	551
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,158,431,562 Number of Investments551 Portfolio Turnover6%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	3.7%
Building Materials	4.0%
Packaging	4.1%
Gaming	4.5%
Midstream	4.6%
Health Care	4.9%
Automotive	5.1%
Cable Satellite	6.3%
Insurance - P&C	8.7%
Technology	12.5%

Material Fund Change [Text Block]
C000030278
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	FIHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 7,158,431,562
Holdings Count | Holding	551
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,158,431,562 Number of Investments551 Portfolio Turnover6%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	3.7%
Building Materials	4.0%
Packaging	4.1%
Gaming	4.5%
Midstream	4.6%
Health Care	4.9%
Automotive	5.1%
Cable Satellite	6.3%
Insurance - P&C	8.7%
Technology	12.5%

Material Fund Change [Text Block]
C000170849
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FIHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 7,158,431,562
Holdings Count | Holding	551
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,158,431,562 Number of Investments551 Portfolio Turnover6%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	3.7%
Building Materials	4.0%
Packaging	4.1%
Gaming	4.5%
Midstream	4.6%
Health Care	4.9%
Automotive	5.1%
Cable Satellite	6.3%
Insurance - P&C	8.7%
Technology	12.5%

Material Fund Change [Text Block]